IFRS 7 - Disclosure - Market Risk - Summary of Incremental Risk Charge by Trading Activities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Market Risk [line items]
IRC (one-year measure)	$ 199.8	$ 229.2
Default risk [member]
Market Risk [line items]
IRC (one-year measure)	132.1	176.1
Migration risk [member]
Market Risk [line items]
IRC (one-year measure)	67.7	53.1
High risk [member]
Market Risk [line items]
IRC (one-year measure)	371.4	291.5
High risk [member] | Default risk [member]
Market Risk [line items]
IRC (one-year measure)	268.8	214.2
High risk [member] | Migration risk [member]
Market Risk [line items]
IRC (one-year measure)	111.2	155.5
Low risk [member]
Market Risk [line items]
IRC (one-year measure)	186.5	147.8
Low risk [member] | Default risk [member]
Market Risk [line items]
IRC (one-year measure)	124.0	71.5
Low risk [member] | Migration risk [member]
Market Risk [line items]
IRC (one-year measure)	45.5	33.3
Average risk [member]
Market Risk [line items]
IRC (one-year measure)	252.4	200.8
Average risk [member] | Default risk [member]
Market Risk [line items]
IRC (one-year measure)	180.2	143.2
Average risk [member] | Migration risk [member]
Market Risk [line items]
IRC (one-year measure)	$ 72.2	$ 57.6